Allianz F&T Behavioral Advantage Large Cap Fund (Second Prospectus Summary) | Allianz F&T Behavioral Advantage Large Cap Fund
Allianz F&T Behavioral Advantage Large Cap Fund
Investment Objective
The Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of eligible funds that are part of the family of mutual funds sponsored by Allianz.  More information about these and other discounts is available in the "Classes of Shares" section beginning on page 20 of the Fund's statutory prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Allianz F&T Behavioral Advantage Large Cap Fund	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)
Class A	5.50%	1.00%	[1]
Class C	none	1.00%	[1]
[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Allianz F&T Behavioral Advantage Large Cap Fund	Management Fees	Distribution and/or Service (12b-1) Fees	Estimated Other Expenses		Total Annual Fund Operating Expenses	Expense Reductions		Total Annual Fund Operating Expenses After Expense Reductions
Class A	0.40%	0.25%	2.64%	[1]	3.29%	2.39%	[2]	0.90%	[2]
Class C	0.40%	1.00%	2.64%	[1]	4.04%	2.39%	[2]	1.65%	[2]
[1]	Other Expenses are based upon estimated amounts for the Fund's initial fiscal year ending November 30, 2011 and include organizational expenses.
[2]	Total Annual Fund Operating Expenses After Expense Reductions reflect the effect of a contractual agreement by the Manager to waive its management fee and/or reimburse the Fund through March 31, 2013 to the extent that Total Annual Fund Operating Expenses, including payment of organizational and/or offering expenses but excluding interest, tax, and extraordinary expenses, and certain credits and other expenses, exceed 0.90% for Class A shares and 1.65% for Class C shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples.
The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest
$10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund
Operating Expenses After Expense Reductions and, for all other periods, on Total Annual
Fund Operating Expenses.

Expense Example Allianz F&T Behavioral Advantage Large Cap Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Class A	637	994
Class C	268	700

Expense Example, No Redemption Allianz F&T Behavioral Advantage Large Cap Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years
Class A	637	994
Class C	168	700

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities
(or "turns over" its portfolio). High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating
Expenses or in the Examples above, can adversely affect the Fund's investment performance.

Principal Investment Strategies
The Fund seeks to achieve its objective by investing at least 80% of its net assets
(plus borrowings for investment purposes) in common stocks of large capitalization companies based in the U.S. For purposes of this policy, the Fund currently considers a company to be a large capitalization U.S.-based company if it is in the top 1,000 largest U.S.-based companies ranked by market capitalization (i.e., market capitalization of between $2 billion and $401 billion as of June 30, 2011). As the portfolio managers'
initial investment universe generally consists of stocks of the top 1,500 companies ranked by market capitalization based in the U.S.,a portion (though typically less than
20%) of the Fund's assets will be invested in companies ranked between the 1,001st and the
1,500th largest by market capitalization (i.e., between $839 million and $2 billion as of
June 30, 2011). The Fund considers a company to be based in the U.S. if it is publicly traded in the U.S. and it satisfies one additional criteria: it is incorporated in the U.S., it is headquartered in the U.S., or it derives the majority of its revenue from the U.S.

The Fund seeks to achieve its investment objective by building a diversified portfolio of large capitalization U.S. stocks in a disciplined process that applies Fuller & Thaler's proprietary research into stock market movements and behavioral finance. This proprietary research seeks to assess the extent to which investors may be over- or under-reacting to information that is, or is perceived as, important to the market price of publicly traded stocks. The portfolio managers seek to exploit behavioral biases on the part of investors that may cause the market to under-react to new, positive information concerning a company or, conversely, to over-react to negative information. The portfolio managers believe that mispricing opportunities exist due to persistent behavioral biases that exist in the way investors form expectations about the future outlook for individual stocks.

The portfolio managers apply a bottom-up investment process, beginning with a universe of the largest approximately 1,500 stocks of companies based in the U.S., and selecting approximately
500 stocks based on selected fundamental factors and evidence that suggests which stocks are likely to be mispriced due to over- or under-reaction by investors to information that is, or is perceived as, important to the market price, as well as the application of proprietary mathematical techniques to estimate the degree to which individual stocks may be mispriced due to investor behavioral biases. The portfolio managers then review the portfolio's characteristics relative to its benchmark, which is currently the S&P 500 Index. Thus the portfolio managers begin with a passive strategy of fundamental weightings and overlay an active strategy based around behavioral weighting adjustments, which they believe results in a blended strategy that combines advantages for both passive and active management.

The Fund may also invest a portion of its assets in real estate investment trusts (REITs).

The Fund may utilize unleveraged stock index futures contracts, warrants and other derivative instruments. Although the Fund does not expect to invest significantly in derivative instruments during its initial fiscal year, it may do so at any time.
In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in cash and cash equivalents. The Fund may be less likely to achieve its investment objective when it does so.

Principal Risks
The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financialcondition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer Risk,
Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer (Equity
Securities Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Derivatives Risk (derivative instruments are complex, have different characteristics than their underlying  assets and are subject to additional risks, including leverage, liquidity and valuation); Focused
Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Leveraging Risk (instruments and transactions that constitute leverage magnify  gains or losses and increase volatility);
Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); REIT Risk (adverse changes in the real estate markets may affect the value of REIT investments); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see "Summary of Principal Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It  is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information
Performance information for the Fund will be available after the Fund completes a full calendar year of operation.